Share-based Payments - Summary of Assumptions Used to Determine Fair Value of Options Granted (Details)	12 Months Ended
	Mar. 31, 2021 yr $ / shares	Mar. 31, 2020 yr $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest	1.74%	0.70%
Expected volatility	66.46%	67.90%
Stock Option Plan | Black Scholes Option Pricing Model
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares	$ 2.15	$ 5.35
Risk-free interest	0.46%	1.47%
Estimated remaining life	3.74	4.17
Expected volatility	98.65%	65.63%
Estimated life (years)	3.74	4.17
Non-market Performance Options | Black Scholes Option Pricing Model
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares		$ 5.90
Risk-free interest		1.59%
Estimated remaining life		10
Expected volatility		69.00%
Estimated life (years)		10
Market Performance Options | Monte Carlo Simulation Pricing Model
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares		$ 5.88
Risk-free interest		1.69%
Estimated remaining life		10
Expected volatility		68.13%
Estimated life (years)		10